Note 3 - Investment Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) (US States and Political Subdivisions Debt Securities, USD $)	Dec. 31, 2012	Dec. 31, 2011
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 9,789,632	$ 1,953,623
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	145,814	8,060
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		1,485,943
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		5,664
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9,789,632	3,439,566
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	145,814	13,724
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,321,640	809,137
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	43,744	2,379
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		753,517
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		444
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	3,321,640	1,562,654
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses	43,744	2,823
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,111,272	2,762,760
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	189,558	10,439
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		2,239,460
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		6,108
Securities, Continuous Unrealized Loss Position, Fair Value	13,111,272	5,002,220
Continuous Unrealized Loss Position, Aggregate Losses	$ 189,558	$ 16,547